Label	Element	Value
Innovator U.S. Equity Ultra Buffer ETF™ - May | SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $5.53 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	113.00%
Innovator U.S. Equity Ultra Buffer ETF™ - May | SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $526.81 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.80%
Innovator U.S. Equity Ultra Buffer ETF™ - May | SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $360.45 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.20%)
Innovator U.S. Equity Ultra Buffer ETF™ - May | SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $624.36 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(13.80%)